Consolidated Balance Sheets (USD $)	Jul. 31, 2012	Jul. 31, 2011
Current assets
Cash and cash equivalents	$ 5,141,509	$ 2,457,693
Prepaid expenses	343,180	427,961
Other current assets	8,367	15,939
Total Current Assets	5,493,056	2,901,593
Property and equipment, net	76,911	57,298
Intangible assets, net	1,858,770	2,715,167
Total Assets	7,428,737	5,674,058
Current liabilities
Accounts payable and accrued liabilities	384,321	369,175
Accrued compensation	218,849	67,774
Accrued income taxes	3,200	1,600
Derivative liabilities		4,850,385
Acquisition obligation, current	1,416,786	1,250,000
Total Current Liabilities	2,023,156	6,538,934
Acquisition obligation, net of current portion	979,316	1,500,000
Total Liabilities	3,002,472	8,038,934
Stockholders' Equity (Deficit)
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-87,856,000 and 56,856,000 common shares as of July 31, 2012 and July 31, 2011, respectively	8,786	5,686
Additional paid-in capital	5,593,567	1,033,333
Warrants issued and outstanding - 42,246,000 and 13,696,000 warrants as of July 31, 2012 and July 31, 2011, respectively	5,024,640	431,981
Deficit accumulated during the development stage	(6,200,728)	(3,835,876)
Total Stockholders' Equity (Deficit)	4,426,265	(2,364,876)
Total Liabilities and Stockholders' Equity (Deficit)	$ 7,428,737	$ 5,674,058